Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss for the year ended	$ (10,727,434)	$ (10,914,174)	$ (24,992,296)	$ (25,966,762)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	33,724	43,319	95,368	74,169
Stock-based compensation expense	585,484	259,376	528,644	1,074,957
Changes in assets and liabilities:
Government contract receivable	126,638	(300,677)	(659,409)	0
Prepaid expenses and other current assets	(259,618)	564,648	352,047	114,488
Other assets	(0)	(1,106,778)	(1,116,778)	(986,498)
Accounts payable and accrued expenses	(578,108)	2,745,248	(412,549)	(1,228,013)
Total adjustments	427,356	3,289,396	316,785	793,123
Net cash used in operating activities	(10,300,078)	(7,624,778)	(24,675,511)	(25,173,639)
Cash flows from investing activities:
Purchase of equipment	(27,612)	0	(20,653)	(48,946)
Net cash used in investing activities	(27,612)	0	(20,653)	(48,946)
Cash flows from financing activities:
Net proceeds from issuance of notes payable – related parties	0	135,000	135,000	0
Net proceeds from sale of common stock and warrants	7,914,402	1,209,538	21,398,383	0
Net proceeds from warrant exercises	209	1,389,363	2,367,133	4,062,442
Net cash provided by financing activities	7,914,611	2,733,901	23,750,516	4,062,442
Net decrease in cash and cash equivalents	(2,413,079)	(4,890,877)	(945,648)	(21,160,143)
Cash and cash equivalents at beginning of period	5,506,941	6,452,589	6,452,589	27,612,732
Cash and cash equivalents at end of period	$ 3,093,862	$ 1,561,712	$ 5,506,941	$ 6,452,589